Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
26.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2019	2018
Trade receivables	12,775,324	9,416,320
Bad debt provision for trade receivables	(2,299,558)	(1,294,097)
	10,475,766	8,122,223

	As at December 31,
	2019	2018
Other receivables	3,387	2,617
Prepayments	116,911	852,856
	120,298	855,473

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer's credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at December 31,
	2019	2018
Current	778,047	1,743,556
Past due for less than 4 months	2,458,705	3,546,525
Past due for more than 4 months	9,538,573	4,126,240
	12,755,324	9,416,320

The Group allows an average credit period of 120 -180 days to its trade customers. For the overdue trade receivable, the Company provided a bad debt allowance amounting to $2,299,558 and $1,294,097 as of December 31, 2019 and 2018, respectively. The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2019	2018
As at January 1	1,294,097	1,359,255
Provision provided in the year	1,028,972	-
Translation adjustment	(23,481)	(65,158)
As at December 31	2,299,558	1,294,097

Among the amounts of trade receivables, $1,509,839 and $1,368,183 of output VAT was included as of December 31, 2019 and 2018, respectively.